787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 10, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Aberdeen Funds
Securities Act File No. 333-146680; Investment Company Act File No. 811-22132

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Post-Effective Amendment No. 38 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 40 to the Trust’s Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The purpose of the Amendment is to add the following new series to the Trust: (1) the Aberdeen U.S. Equity I Fund and (2) the Aberdeen U.S. Equity II Fund (each a “Fund” and collectively, the “Funds”).  These Funds are mirror funds of the Aberdeen U.S. Equity Fund (currently registered with the SEC) and are established as shell series to acquire assets in contemplation of a fund reorganization transaction. The parties are seeking to complete this transaction in an expedited fashion.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:	Lucia Sitar, Esq., Aberdeen Asset Management Inc. James O’Connor, Esq., Aberdeen Asset Management Inc. Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP

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